Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Current Assets [Abstract]
Other Current Assets
	December 31,
	2014	2015
Inventories	$6,609	$18,088
Deferred mobilization expenses	66,169	43,825
Prepayments and advances	22,880	20,607
Other	5,850	2,013
Total	$101,508	$84,533